Operating Segments and Reconciliations of Total Revenues and Income (Detail) $ in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2016 KRW (₩)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 KRW (₩)	Dec. 31, 2014 KRW (₩)
Segment Reporting Information [Line Items]
Revenue	₩ 51,396	$ 42,698	₩ 35,660	₩ 39,889
Income from operations	3,423	$ 2,843	(17,229)	(11,829)
Intersegment Eliminations
Segment Reporting Information [Line Items]
Revenue	(3,253)		(1,667)	(2,685)
Income from operations	(99)		(888)	378
Online Game Software | Operating Segments
Segment Reporting Information [Line Items]
Revenue	36,354		18,147	22,153
Income from operations	11,157		(7,038)	(4,625)
Mobile Games | Operating Segments
Segment Reporting Information [Line Items]
Revenue	14,003		15,350	15,649
Income from operations	(7,939)		(9,701)	(7,196)
Other Segments | Operating Segments
Segment Reporting Information [Line Items]
Revenue	4,292		3,830	4,772
Income from operations	₩ 304		₩ 398	₩ (386)